Omnibus Incentive Compensation Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended
	Mar. 08, 2024	Jun. 30, 2024	Jun. 30, 2023	Jan. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted		96,104
Value of unvested units accrued distribution		$ 609
Share-Based Payment Arrangement, Noncash Expense		3,517	$ 1,864
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 1,895
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		6 months
Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units authorized				1,100,000
Amended and Restated Compensation Plan (the "Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted	96,104
Grant-date fair value	$ 17.45